                       [WOMAN IN WHITE SITTING ON GROUND]

                               LIBERTY HIGH YIELD
[LIBERTY LOGO]                   MUNICIPAL FUND

                                Semiannual Report
                                  May 31, 2001

 PRESIDENT'S MESSAGE

[STEVE E. GIBSON PHOTO]

Dear Shareholder:

Toward the end of 2000, it became apparent that the US economy was not going to experience the "soft landing" the Federal Reserve Board (the Fed) had intended. In hopes of re-stimulating the sagging economy, the Fed began reducing short-term interest rates just after the first of the year. We saw five rate cuts during the six-month period ended May 31, 2001, bringing the short-term interest rate down from 6.5% to 4%.

The aggressive rate cuts created some concern in the markets that the Fed was providing too much economic stimulation, causing some fear that inflationary pressures could surface. However, the weakness in the economy, and in corporate profits, prompted investors to shift some assets out of the stock market and into the municipal bond market -- a shift which provided support for municipal bond prices.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Maureen G. Newman. For more information, contact your financial advisor or visit us online at www.libertyfunds.com. As always, we thank you for choosing Liberty High Yield Municipal Fund and for giving us the opportunity to serve your investment needs.

Respectfully,
/s/ Stephen E. Gibson

Stephen E. Gibson

President

July 12, 2001

   PERFORMANCE HIGHLIGHTS

    NET ASSET VALUE PER SHARE AS OF 5/31/01 ($)
               CLASS A                  9.40
               CLASS B                  9.40
               CLASS C                  9.40

    DISTRIBUTIONS DECLARED PER SHARE AS OF 5/31/01 ($)(1)
               CLASS A                 0.264
               CLASS B                 0.230
               CLASS C                 0.237

(1) A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

                 May Lose Value
   Not FDIC
   Insured      No Bank Guarantee

 PERFORMANCE INFORMATION

Value of an initial $10,000 investment
6/8/92 - 5/31/01

 PERFORMANCE OF A $10,000 INVESTMENT
 6/8/92 - 5/31/01

                   without               with
                    sales               sales
                  charge($)           charge($)
 --------------------------------------------------
 Class A           16,103               15,338
 --------------------------------------------------
 Class B           15,313               15,313
 --------------------------------------------------
 Class C           15,400               15,400

                                   [Performance Graph]

                                                CLASS A SHARES (WITHOUT    CLASS A SHARES (WITH SALES        LEHMAN BROTHERS
                                                     SALES CHARGE)                  CHARGE)               MUNICIPAL BOND INDEX
                                                -----------------------    --------------------------     --------------------
                                                       10000.00                     9525.00                     10000.00
6/1992                                                 10114.00                     9633.59                     10168.00
                                                       10367.90                     9875.39                     10473.00
                                                       10309.80                     9820.09                     10371.50
                                                       10342.80                     9851.51                     10438.90
                                                       10295.20                     9806.19                     10336.60
                                                       10380.70                     9887.58                     10521.60
                                                       10486.60                     9988.44                     10628.90
                                                       10551.60                    10050.40                     10752.20
                                                       10773.20                    10261.40                     11141.40
                                                       10745.10                    10234.70                     11023.30
                                                       10832.20                    10317.70                     11134.70
                                                       10866.80                    10350.70                     11197.00
                                                       10997.20                    10474.90                     11384.00
                                                       11032.40                    10508.40                     11398.80
                                                       11228.80                    10695.40                     11635.90
                                                       11328.70                    10790.60                     11768.60
                                                       11365.00                    10825.20                     11790.90
                                                       11313.90                    10776.50                     11687.20
                                                       11389.70                    10848.70                     11933.80
                                                       11499.00                    10952.80                     12069.80
                                                       11354.10                    10814.80                     11757.20
                                                       10973.80                    10452.50                     11278.70
                                                       10949.60                    10429.50                     11374.60
                                                       11026.30                    10502.50                     11473.50
                                                       11046.10                    10521.40                     11403.50
                                                       11203.00                    10670.80                     11612.20
                                                       11223.10                    10690.00                     11652.80
                                                       11147.90                    10618.40                     11481.60
                                                       11026.40                    10502.70                     11277.20
                                                       10868.70                    10352.50                     11073.10
                                                       11027.40                    10503.60                     11316.70
                                                       11292.10                    10755.70                     11640.30
                                                       11569.90                    11020.30                     11979.10
                                                       11707.50                    11151.40                     12116.80
                                                       11726.30                    11169.30                     12131.40
                                                       12045.20                    11473.10                     12518.40
                                                       12016.30                    11445.50                     12409.40
                                                       12095.60                    11521.10                     12527.30
                                                       12211.80                    11631.70                     12686.40
                                                       12341.20                    11755.00                     12766.40
                                                       12520.10                    11925.40                     12951.50
                                                       12749.30                    12143.70                     13166.50
                                                       12893.30                    12280.90                     13292.90
                                                       12950.10                    12334.90                     13393.90
                                                       12906.00                    12293.00                     13302.80
                                                       12757.60                    12151.60                     13132.50
                                                       12761.40                    12155.30                     13095.80
                                                       12765.30                    12158.90                     13090.50
                                                       12898.00                    12285.40                     13233.20
                                                       12966.40                    12350.50                     13352.30
                                                       13009.20                    12391.20                     13349.60
                                                       13157.50                    12532.50                     13536.50
                                                       13306.20                    12674.10                     13689.50
                                                       13495.10                    12854.10                     13940.00
                                                       13472.20                    12832.20                     13881.50
                                                       13503.10                    12861.70                     13907.80
                                                       13638.20                    12990.40                     14035.80
                                                       13530.40                    12887.70                     13849.10
                                                       13611.60                    12965.10                     13965.40
                                                       13775.00                    13120.60                     14176.30
                                                       13938.90                    13276.80                     14328.00
                                                       14269.20                    13591.40                     14724.90
                                                       14199.30                    13524.80                     14586.50
                                                       14364.00                    13681.70                     14760.10
                                                       14473.20                    13785.70                     14854.50
                                                       14567.30                    13875.30                     14942.20
                                                       14817.80                    14114.00                     15160.30
                                                       15026.80                    14313.00                     15316.50
                                                       15037.30                    14323.00                     15321.10
                                                       15047.80                    14333.00                     15334.90
                                                       15001.20                    14288.60                     15265.80
                                                       15214.20                    14491.50                     15507.00
                                                       15325.20                    14597.30                     15567.50
                                                       15358.90                    14629.40                     15606.40
                                                       15589.30                    14848.80                     15848.30
                                                       15745.20                    14997.30                     16046.50
                                                       15682.20                    14937.30                     16046.50
                                                       15748.10                    15000.10                     16102.60
                                                       15793.80                    15043.60                     16142.90
                                                       15888.50                    15133.80                     16335.00
                                                       15788.40                    15038.50                     16263.10
                                                       15818.40                    15067.10                     16285.90
                                                       15872.20                    15118.30                     16326.60
                                                       15792.90                    15042.70                     16231.90
                                                       15600.20                    14859.20                     15998.10
                                                       15623.60                    14881.50                     16055.70
                                                       15414.20                    14682.00                     15927.30
                                                       15341.80                    14613.00                     15933.70
                                                       14961.30                    14250.60                     15761.60
                                                       15060.00                    14344.70                     15928.70
                                                       14823.60                    14119.50                     15809.20
                                                       14555.30                    13863.90                     15739.60
                                                       14719.80                    14020.60                     15922.20
                                                       14987.70                    14275.80                     16269.30
                                                       14948.70                    14238.60                     16173.30
                                                       14817.20                    14113.30                     16089.20
                                                       15070.50                    14354.70                     16515.60
                                                       15261.90                    14537.00                     16745.20
                                                       15469.50                    14734.70                     17003.00
                                                       15429.30                    14696.40                     16914.60
                                                       15491.00                    14755.20                     17099.00
                                                       15566.90                    14827.50                     17228.90
                                                       15802.00                    15051.40                     17654.50
                                                       15890.40                    15135.70                     17829.30
                                                       16014.40                    15253.70                     17886.30
                                                       16097.70                    15333.00                     18047.30
                                                       15946.40                    15188.90                     17852.40
5/2001                                                 16103.00                    15338.00                     18045.20

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index does not incur fees or charges. Index performance is from 6/30/92. It is not possible to invest in an index.

Average annual total return as of 5/31/01 (%)

Share Class                                                A                     B                     C
Inception                                                9/1/94                6/8/92                8/1/97
---------------------------------------------------------------------------------------------------------------------
                                                    without    with       without    with       without    with
                                                     sales    sales        sales    sales        sales    sales
                                                    charge    charge      charge    charge      charge    charge
---------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                 3.49     -1.43        3.12     -1.88        3.20      2.20
---------------------------------------------------------------------------------------------------------------------
1-year                                               8.72      3.55        7.93      2.93        8.09      7.09
---------------------------------------------------------------------------------------------------------------------
5-year                                               4.76      3.75        3.98      3.65        4.10      4.10
---------------------------------------------------------------------------------------------------------------------
Life of Fund                                         5.45      4.88        4.86      4.86        4.93      4.93

Average annual total return as of 3/31/01 (%)

Share Class                                                A                     B                     C
---------------------------------------------------------------------------------------------------------------------
                                                    without    with       without    with       without    with
                                                     sales    sales        sales    sales        sales    sales
                                                    charge    charge      charge    charge      charge    charge
---------------------------------------------------------------------------------------------------------------------
1-year                                               7.40      2.30        6.60      1.60        6.76      5.76
---------------------------------------------------------------------------------------------------------------------
5-year                                               4.76      3.74        3.97      3.65        4.08      4.08
---------------------------------------------------------------------------------------------------------------------
Life of Fund                                         5.52      4.94        4.96      4.96        5.02      5.02

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for class B shares and 1% for one year for class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A and C share (newer class shares) performance information includes returns of the Fund's class B shares (the oldest existing fund class) for periods prior to its inception date. These class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class B shares and newer class shares.

      TOP 5 INDUSTRY SECTORS AS OF 5/31/01 (%)

       MULTIFAMILY HOUSING       10.2
       HOSPITALS                  9.8
       NURSING HOMES              9.5
       ASSISTED SENIOR LIVING     9.1
       AIRPORTS                   6.6
       BECAUSE THE FUND IS ACTIVELY MANAGED,
       THERE CAN BE NO ASSURANCE THAT THE FUND
       WILL CONTINUE TO MAINTAIN THIS SECTOR
       BREAKDOWN IN THE FUTURE.

      6-MONTH CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 5/31/01 (%)

                              WITHOUT     WITH
                               SALES     SALES
                              CHARGE     CHARGE
       Class A                 3.49      -1.43
       Class B                 3.12      -1.88
       Class C(2)              3.20       2.20
       2 PERFORMANCE RESULTS REFLECT ANY
         VOLUNTARY WAIVERS OR REIMBURSEMENTS OF
         FUND EXPENSES BY THE ADVISOR OR ITS
         AFFILIATES. ABSENT THESE WAIVERS OR
         REIMBURSEMENT ARRANGEMENTS,
         PERFORMANCE RESULTS WOULD HAVE BEEN
         LOWER.

      SEC YIELDS ON 05/31/00 (%)

       CLASS A                   5.45
       CLASS B                   4.92
       CLASS C                   5.10
       THE 30-DAY SEC YIELDS REFLECT THE
       PORTFOLIO'S EARNING POWER, NET OF
       EXPENSES, EXPRESSED AS AN ANNUALIZED
       PERCENTAGE OF THE PUBLIC OFFERING PRICE
       AT THE END OF THE PERIOD. IF THE
       ADVISOR OR ITS AFFILIATES HAD NOT
       WAIVED CERTAIN FUND EXPENSES, THE SEC
       YIELD WOULD HAVE BEEN 4.92% FOR CLASS C
       SHARES.

      TAXABLE-EQUIVALENT SEC YIELDS ON 05/31/00 (%)

       CLASS A                   9.02
       CLASS B                   8.15
       CLASS C                   8.44
       TAXABLE-EQUIVALENT SEC YIELDS ARE BASED
       ON THE MAXIMUM EFFECTIVE 39.6% FEDERAL
       INCOME TAX RATE. THIS TAX RATE DOES NOT
       REFLECT THE PHASEOUT OF EXEMPTIONS OR
       THE REDUCTION OF OTHERWISE ALLOWABLE
       DEDUCTIONS WHICH OCCUR WHEN ADJUSTED
       GROSS INCOME EXCEEDS CERTAIN LEVELS.

PORTFOLIO MANAGER'S REPORT

For the six months ended May 31, 2001, Liberty High Yield Municipal Fund class A shares delivered a total return of 3.49% without a sales charge. The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 4.73% for the same period. One reason for this underperformance is that the fund invests in high yield municipal issues, while the index reflects the broader municipal bond market. Increased economic uncertainty from the slowing economy caused high yield bonds to underperform.

INVESTORS DIVERSIFIED INTO BONDS

Over the course of the period, the Fed lowered short-term interest rates five times for a total of 2.5%. Combined with a sluggish economy and a weak stock market, this activity raised concerns that inflationary conditions could return. Municipal bonds benefited from the changing environment as investors sought to diversify their portfolios with more defensive investment vehicles.

ECONOMIC CONDITIONS IMPACT PORTFOLIO DECISIONS

In advance of this economic slowdown, we rotated the portfolio away from the more cyclical areas of the bond market, such as manufacturing and other industrial-based sectors. Instead, we focused on non-cyclical sectors such as multifamily housing and hospitals, which are not as strongly impacted by slowdowns in the economy. Recently we have found value in California bonds, which had underperformed due to the current energy crisis in the region and its potential impact on credit quality.

Interest rate cuts in recent months have made it difficult to replace the income produced by older, higher-yielding bonds as they mature. Consequently, we have been adding intermediate-maturity bonds to the portfolio, as they currently provide favorable total return prospects.

INVERSE FLOATERS USED TO BOOST INCOME

During the period, approximately 6.6 percent of the fund's assets were invested in inverse floaters. These securities pay interest that increases when short-term rates fall, as they have in recent months. While inverse floaters provide the possibility of higher tax-exempt income, they also add price volatility to the portfolio.

LOOKING AHEAD

The Fed's aggressive rate cuts have created a fear of over-stimulation, which creates the potential for inflationary conditions to return. We feel the bond market probably overreacted to this concern, and that the drop in bond prices at the end of the period has created some good opportunities in the bond market.

While we do not expect to see inflation return in the months to come, we also do not expect a strong economic rebound in the second half of 2001. We anticipate further rate cuts from the Fed, although not on such an aggressive schedule, and we have positioned the fund to take advantage of still-lower interest rates as well as some good yield opportunities.

/s/ MAUREEN G. NEWMAN
MAUREEN G. NEWMAN

MAUREEN G. NEWMAN is portfolio manager of Colonial Municipal Income Trust and a senior vice president of Colonial Management Associates, Inc. (CMA). Prior to joining Colonial, she worked at Fidelity Investments for 11 years, managing several mutual funds. Ms. Newman received her BA in Economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former Chairman of the National Federation of Municipal Analysts.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the portfolio. The municipal bond management team identifies problems and opportunities and tries to react quickly to market changes.

QUALITY BREAKDOWN
AS OF 5/31/01

                            [PERFORMANCE PIE CHART]

AAA: 11.8%             BB: 4.3%

AA: 3.1%               CCC: 0.4%

A: 0.7%                Non-rated 60.6%

BBB: 17.1%             Cash and equivalents: 2.0%


MATURITY BREAKDOWN
AS OF 5/31/01

                                          5/31/01(%)
                                          ----------

0-5 years                                      2.1

5-10 years                                     9.4

10-15 years                                   11.9

15-20 years                                   27.3

20-25 years                                   21.6

25+ years                                     25.9

Other                                          1.8


SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. QUALITY AND MATURITY BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF TOTAL INVESTMENTS, INCLUDING SHORT-TERM OBLIGATIONS. RATINGS SHOWN IN THE QUALITY BREAKDOWNS REPRESENT THE HIGHEST RATING ASSIGNED TO A PARTICULAR BOND BY ONE OF THE FOLLOWING NATIONALLY-RECOGNIZED RATING AGENCIES: STANDARD & POOR'S CORPORATION, MOODY'S INVESTORS SERVICE, INC. OR FITCH INVESTORS SERVICE, INC.

MATURITY BREAKDOWN IS BASED ON EACH SECURITY'S EFFECTIVE MATURITY, WHICH REFLECTS PRE-REFUNDINGS, MANDATORY PUTS AND OTHER CONDITIONS THAT AFFECT A BOND'S MATURITY.

BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE SECTOR, QUALITY AND MATURITY BREAKDOWNS IN THE FUTURE.

 INVESTMENT PORTFOLIO

May 31, 2001 (Unaudited)

MUNICIPAL BONDS - 96.4%                           PAR          VALUE
------------------------------------------------------------------------
EDUCATION - 2.2%
EDUCATION - 1.4%
CA Statewide Communities Development
  Authority, Crossroads School for Arts &
  Sciences,
  Series 1998,
    6.000% 08/01/28(a)                         $1,155,000   $  1,167,867
WV State University,
  Series 2000 A,
    (b) 04/01/25                                2,750,000        713,790
                                                            ------------
                                                               1,881,657
                                                            ------------

STUDENT LOAN - 0.8%
OH Cincinnati Student Loan Funding Corp.,
  Series B,
    6.750% 01/01/07                             1,075,000      1,084,804
                                                            ------------
------------------------------------------------------------------------
HEALTHCARE - 27.2%
CONGREGATE CARE RETIREMENT - 5.4%
CA Statewide Community Development Authority,
  Eskaton Village - Grass Valley,
  Series 2000,
    8.250% 11/15/31                               750,000        748,455
KY State Economic Development Finance
  Authority, Christian Church Homes of
  Kentucky, Inc.,
  Series 1998,
    5.500% 11/15/30                               115,000         92,519
MA Boston Industrial Development Finance
  Authority, Springhouse, Inc.,
  Series 1988,
    5.875% 07/01/20                               500,000        405,000
MA State Development Finance Agency,
  Series 1999 A,
    5.625% 07/01/15                               250,000        213,713
MN Columbia Heights,
  Crest View Corp.,
  Series 1998,
    6.000% 03/01/33                               740,000        616,050
NH State Higher Educational & Health
  Facilities Authority, Rivermead at
  Peterborough,
  Series 1998:
    5.625% 07/01/18                               500,000        408,750
    5.750% 07/01/28                               665,000        524,519

                                                  PAR          VALUE
------------------------------------------------------------------------
NJ State Economic Development Authority,
  Seabrook Village, Inc.,
  Series 2000 A,
    8.250% 11/15/30                            $  500,000   $    499,375
PA Lancaster Industrial Development
  Authority,
  Garden Spot Village,
  Series 2000 A,
    7.625% 05/01/31                               325,000        327,438
PA Philadelphia Authority for Industrial
  Development, Baptist Home of Philadelphia,
  Series 1998 A,
    5.500% 11/15/18                               530,000        421,350
TN Metropolitan Government, Nashville and
  Davidson County, Blakeford at Green Hills,
  Series 1998,
    5.650% 07/01/24                               575,000        442,031
TX Abilene Health Facilities Development
  Corp., Sears Methodist Retirement
  Obligation Group:
  Series 1998 A,
    5.900% 11/15/25                             1,000,000        796,250
  Series 1999,
    5.875% 11/15/18                               500,000        411,250
WI State Health & Educational Facilities
  Authority:
  Attic Angel Obligated Group,
    5.750% 11/15/27                               875,000        675,938
  Clement Manor,
    Series 1998,
    5.750% 08/15/24                               450,000        362,250
  United Lutheran Program for Aging, Inc.,
    5.700% 03/01/28                               750,000        590,625
                                                            ------------
                                                               7,535,513
                                                            ------------

HEALTH SERVICES - 0.5%
IL State Health Facilities Authority, Midwest
  Physician Group, Ltd.,
  Series 1998,
    5.500% 11/15/19                                90,000         71,632
MA State Development Finance Agency, Boston
  Biomedical Research Institute,
  Series 1999:
    5.650% 02/01/19                               120,000        111,565
    5.750% 02/01/29                               550,000        502,865
                                                            ------------
                                                                 686,062
                                                            ------------

See notes to investment portfolio.
 4

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
HOSPITAL - 9.8%
CO La Junta, Arkansas Valley Regional Medical
  Center,
  Series 1999,
    6.100% 04/01/24                            $  400,000   $    360,008
CO State Health Care Facilities Authority,
  National Jewish Medical & Research Center,
  Series 1998,
    5.375% 01/01/23                               830,000        694,627
GA Forsyth County Hospital Authority, Georgia
  Baptist Healthcare System,
  Series 1998,
    6.000% 10/01/08                             1,000,000        980,000
IL Health Facilities Authority, Thorek
  Hospital & Medical Center,
    5.375% 08/15/28                               500,000        393,185
MI Dickinson County
  Healthcare System,
  Series 1999,
    5.800% 11/01/24                               800,000        670,920
MI Flint Hospital Building Authority, Hurley
  Medical Center,
  Series 1998 A,
    5.375% 07/01/20(c)                            625,000        508,169
MI State Hospital Finance Authority, Detroit
  Medical Center,
  Series 1998 A,
    5.250% 08/15/28                               600,000        453,126
MN Washington County Housing & Redevelopment
  Authority, Healtheast, Inc.,
  Series 1998,
    5.250% 11/15/12(c)                          1,250,000      1,009,375
MS State Business Finance Corp., Rush Medical
  Foundation, Inc.
  Series 1998,
    5.625% 07/01/23                             1,150,000        914,814
NH State Higher Educational & Health
  Facilities Authority, Littleton Hospital
  Association, Inc.:
    5.900% 05/01/18                               500,000        398,125
    5.900% 05/01/28                               675,000        505,406
OH Belmont County, East Ohio Regional
  Hospital,
  Series 1998,
    5.700% 01/01/13                             1,500,000      1,295,625

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
OH Highland County Joint Township Hospital
  District,
  Series 1999,
    6.750% 12/01/29                            $  740,000   $    647,500
OH Miami County, Upper Valley Medical Center,
  Inc.:
  Series 1996 A,
    6.250% 05/15/16                               500,000        476,260
  Series 1996 C,
    6.250% 05/15/13                               285,000        277,217
OH Sandusky County,
  Memorial Hospital
  Series 1998,
    5.150% 01/01/10                               250,000        235,285
PA Allegheny County Hospital Development,
  Ohio Valley General Hospital,
  Series 1998 A,
    5.450% 01/01/28                             1,550,000      1,264,986
PA Pottsville Hospital Authority, Pottsville
  Hospital & Warne Clinic,
  Series 1998,
    5.625% 07/01/24                             1,000,000        810,530
TX Lufkin Health Facilities Development
  Corp., Memorial Health Systems of East
  Texas,
  Series 1998,
    5.700% 02/15/28                               750,000        570,090
TX Richardson Hospital Authority, Baylor
  Richardson Medical Center,
  Series 1998,
    5.625% 12/01/28                               800,000        685,504
VT State Educational & Health Buildings
  Finance Authority, Springfield Hospital,
  Series A,
    7.750% 01/01/13                               235,000        247,859
WV State Hospital Finance Authority,
  Charleston Medical Center
  Series 2000 A,
    6.750% 09/01/30                               150,000        158,502
                                                            ------------
                                                              13,557,113
                                                            ------------

INTERMEDIATE CARE FACILITIES - 2.0%
IN State Health Facilities Financing
  Authority, Hoosier Care, Inc.,
  Series 1999 A,
    7.125% 06/01/34                             1,090,000        957,838

See notes to investment portfolio.

May 31, 2001 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
INTERMEDIATE CARE FACILITIES (CONTINUED)
PA State Economic Development Financing
  Authority, Northwestern Human Services,
  Inc.,
  Series 1998 A,
    5.250% 06/01/14                            $2,150,000   $  1,837,003
                                                            ------------
                                                               2,794,841
                                                            ------------

NURSING HOME - 9.5%
AK Juneau, St. Ann's Care Center,
  Series 1999,
    6.875% 12/01/25                               600,000        560,250
CO State Health Facilities Authority,
  Volunteers of America Care Facilities,
  Inc.:
    Series 1998 A:
    5.450% 07/01/08                               250,000        230,938
    5.750% 07/01/20                               700,000        570,500
  Series 1999 A,
    6.000% 07/01/29                               520,000        418,600
DE State Economic Development Authority,
  Churchman Village Project,
  Series A,
    10.000% 03/01/21                              710,000        797,863
DE Sussex County, Healthcare Facility,
  Delaware Health Corp.,
  Series 1994 A,
    7.600% 01/01/24                               975,000        877,500
FL Gadsden County Industrial Development
  Authority, Florida Properties, Inc.,
  Series 1988 A,
    10.450% 10/01/18                              325,000        243,750
IA State Finance Authority, Care Initiatives
  Project,
  Series 1996:
    9.250% 07/01/25                               500,000        605,000
  Series 1998 B,
    5.750% 07/01/18                               600,000        509,250
    5.750% 07/01/28                             1,475,000      1,183,688
IN State Health Facilities Financing
  Authority, Metro Health Indiana, Inc.,
  Series 1998,
    6.400% 12/01/33                             1,000,000        703,750
MA State Development Finance Agency, Alliance
  Health Care Facilities,
  Series 1999,
    7.100% 07/01/32                             1,000,000        907,500

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
MA State Industrial Finance Agency,
  GF/Massachusetts Inc.,
  Series 1994,
    8.300% 07/01/23                            $  925,000   $    964,313
MI Cheboygan County Economic Development
  Corp., Metro Health Foundation Project,
  Series 1993,
    10.000% 11/01/22(a)(d)                        600,000        246,000
MN Carlton Inter-Faith Social Services, Inc.:
  Series 2000:
    7.500% 04/01/19                               250,000        248,750
    7.750% 04/01/29                               250,000        251,563
MN Minneapolis, Walker Methodist Senior
  Services Group,
  Series 1998 A,
    6.000% 11/15/28                               150,000        127,125
MN New Hope, North Ridge Care Center, Inc.,
  Series 1999,
    5.875% 03/01/29                               500,000        413,125
MN Sartell, Foundation for Healthcare,
  Series 1999 A,
    6.625% 09/01/29                             1,000,000        882,500
NJ Economic Development Authority Geriatric
  and Medical Service, Inc.,
  Series A,
    10.500% 05/01/04                               60,000         59,775
PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
    10.125% 05/01/19(d)                           434,000        238,700
PA Delaware County Authority, Main Line and
  Haverford Nursing,
  Series 1992,
    9.000% 08/01/22                                50,000         49,250
PA Lackawanna County Industrial Authority,
  Greenridge Nursing Center,
    10.500% 12/01/10                              165,000        169,575
PA Luzerna County Industrial Development
  Authority, Millville Nursing Center,
    10.500% 12/01/12                              205,000        209,563

See notes to investment portfolio.
 6

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
TX Kirbyville Health Facilities Development
  Corp.,
  Heartway III Project:
  Series 1997 A,
    10.000% 03/20/18(d)                        $  562,652   $    509,200
  Series 1997 B,
    6.000% 03/20/04(d)                            100,000          5,000
WA Kitsap County Housing Authority, Martha &
  Mary Nursing Home,
    7.100% 02/20/36                             1,000,000      1,152,190
                                                            ------------
                                                              13,135,218
                                                            ------------
------------------------------------------------------------------------
HOUSING - 23.9%
ASSISTED LIVING/SENIOR - 9.1%
CA Abag Finance Authority for Nonprofit
  Corps., Eskaton Gold River Lodge,
  Series 1998:
    6.375% 11/15/15(a)                            750,000        674,063
    6.375% 11/15/28(a)                            550,000        466,125
DE Kent County, Heritage at Dover,
  Series 1999,
    7.625% 01/01/30                             1,000,000        893,750
GA Columbus Housing Authority, The Gardens at
  Calvary,
  Series 1999,
    7.000% 11/15/29                             1,000,000        862,500
IL Clarendon Hills Residential Facilities,
  Churchill Estate:
  Series 1998 A,
    6.750% 03/01/31(d)(e)                       1,365,000      1,023,750
    6.750% 03/01/24(d)(e)                       1,050,000        787,500
IL State Development Finance Authority, Care
  Institute, Inc.,
    8.250% 06/01/25                             1,975,000      2,024,375
MN Roseville, Care Institute, Inc.,
  Series 1993,
    7.750% 11/01/23                             1,270,000      1,071,563
NC State Medical Care Commission, DePaul
  Community Facilities Project,
  Series 1999,
    7.625% 11/01/29                               750,000        726,563
NY Glen Cove Housing Authority,
    8.250% 10/01/26                             2,000,000      2,100,000

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
NY Huntington Housing Authority, Gurwin
  Jewish Senior Center,
  Series 1999:
    5.875% 05/01/19                            $  800,000   $    689,000
    6.000% 05/01/29                               250,000        210,625
TX Bell County Health Facilities Development
  Corp., Care Institutions, Inc.
    9.000% 11/01/24                               985,000      1,044,100
                                                            ------------
                                                              12,573,914
                                                            ------------

MULTI-FAMILY - 10.2%
Charter Mac Equity Issue Trust,
    7.600% 11/30/50(e)                            500,000        526,875
DE Wilmington, Electra Arms Senior
  Association Project,
    6.250% 06/01/28                               975,000        788,531
FL Broward County Housing Finance Authority,
  Authority, Chaves Lake Apartment Project,
  Series 2000,
    7.500% 07/01/40                               500,000        508,125
FL Clay County Housing Finance Authority,
  Madison Commons Apartments,
  Series 2000 A,
    7.450% 07/01/40                               500,000        508,125
GA Clayton County Housing Authority, Magnolia
  Park Apartments,
  Series 1999 A,
    6.250% 06/01/30                               750,000        676,305
MN Lakeville, Southfork Apartment Project,
  Series 1989 A,
    9.875% 02/01/20                               700,000        709,044
MN Washington County Housing & Redevelopment
  Authority, Cottages of Aspen,
  Series 1992,
    9.250% 06/01/22                               485,000        505,006
MN White Bear Lake, Birch Lake Townhomes
  Project,
  Series 1989 A,
    9.750% 07/15/19                               750,000        768,750
NC Eastern Carolina Regional Housing
  Authority, New River
  Apartments-Jacksonville,
  Series 1994,
    8.250% 09/01/14                             1,265,000      1,265,000

See notes to investment portfolio.

May 31, 2001 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
Resolution Trust Corp., Pass Through
  Certificates,
  Series 1993 A,
    8.750% 12/01/16(a)                         $3,462,452   $  3,478,414
SC State Housing Finance and Development
  Multi-Family Housing Finance Revenue,
  Westbridge Apartments,
  Series A,
    9.500% 09/01/20                               590,000        590,000
TN Franklin Industrial Board, Landings
  Apartment Project,
  Series 1996 B,
    8.750% 04/01/27                             1,710,000      1,804,050
TX El Paso County Housing Finance Corp.,
  American Village Communities,
  Series 2000 C,
    8.000% 12/01/32                               250,000        249,375
  Series 2000 D,
    10.000% 12/01/32                              300,000        299,250
TX Galveston, Driftwood Apartments,
    8.000% 08/01/23                             1,000,000      1,028,750
VA Alexandria Redevelopment & Housing
  Authority, Courthouse Commons Apartments,
  Series 1990-A,
    10.000% 01/01/21                              500,000        450,000
                                                            ------------
                                                              14,155,600
                                                            ------------

SINGLE FAMILY - 4.6%
CO Housing Finance Authority,
  Series D-1,
    7.375% 06/01/26                             1,055,000      1,132,110
CO State Housing Finance Authority,
  Series 1997 A-2,
    7.250% 05/01/27                               570,000        618,456
MO State Housing Development Commission,
  Series C,
    7.250% 09/01/26                             1,865,000      2,065,133
PA State Housing Finance Agency,
  Series 1994 42,
    6.850% 04/01/25(c)                          2,380,000      2,498,429
                                                            ------------
                                                               6,314,128
                                                            ------------

                                                  PAR          VALUE
------------------------------------------------------------------------
INDUSTRIAL - 6.5%
FOOD PRODUCTS - 3.3%
IN Hammond, American Maize Products Co.,
  Series 1994,
    8.000% 12/01/24                            $2,000,000   $  2,052,980
LA Port New Orleans Industrial Development
  Continental Grain Co.,
  Series 1993,
    7.500% 07/01/13                             2,000,000      2,047,500
MI State Strategic Fund, Michigan Sugar Co.,
  Sebewang Project,
  Series 1998 A,
    6.250% 11/01/15(a)                          1,000,000        530,000
                                                            ------------
                                                               4,630,480
                                                            ------------

FOREST PRODUCTS - 1.3%
GA Rockdale County Development Authority,
  Solid Waste Disposal, Visy Paper, Inc.,
  Series 1993,
    7.500% 01/01/26                             1,800,000      1,811,250
                                                            ------------

MANUFACTURING - 1.0%
IL Will-Kankakee Regional Development
  Authority, Flanders Corp./Precisionaire
  Project,
  Series 1997,
    6.500% 12/15/17                               910,000        855,400
MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
    10.000% 09/01/16                              485,000        537,138
NV Henderson Public Improvement Trust,
  Integrated Coating Technology Corp.,
  Series 2000,
    6.625% 11/01/10(d)                            203,655          4,073
                                                            ------------
                                                               1,396,611
                                                            ------------

METALS & MINING - 0.9%
MD Baltimore County, Bethlehem Steel Corp.
  Project,
  Series B,
    7.500% 06/01/15                             1,000,000        660,000
NV State Department of Business & Industry,
  Wheeling-Pittsburgh Steel Corp.,
  Series 1999 A,
    8.000% 09/01/14                               250,000        200,000

See notes to investment portfolio.
 8

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
VA Greensville County Industrial Development
  Authority, Wheeling-Pittsburg Steel,
  Series 1999 A:
    6.375% 04/01/04                            $   70,000   $     56,000
    7.000% 04/01/14                               375,000        292,031
                                                            ------------
                                                               1,208,031
                                                            ------------
------------------------------------------------------------------------
OTHER - 3.4%
OTHER - 1.0%
MD Baltimore, Parck Charles Project,
  Series 1986,
    8.000% 01/01/15                               505,000        515,893
SC Tobacco Settlement Revenue Management
  Authority,
  Series 2001 B,
    6.375% 05/15/28                               800,000        808,008
                                                            ------------
                                                               1,323,901
                                                            ------------

REFUNDED/ESCROWED(f) - 2.4%
FL Clearwater Housing Authority, Hampton
  Apartments,
  Series 1994,
    8.250% 05/01/24                               380,000        432,725
MA State Health & Educational Facilities
  Authority, Corporation for Independent
  Living,
    8.100% 07/01/18                               550,000        612,563
MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa,
  Series 1992 A,
    9.250% 11/01/12                               560,000        617,400
NC Lincoln County, Lincoln County Hospital,
    9.000% 05/01/07                               220,000        255,475
PA Montgomery County Industrial Development
  Authority, Assisted Living Facility,
  Series 1993-A,
    8.250% 05/01/23                               585,000        638,381
TN Shelby County, Health, Education, &
  Housing Facilities Board, Open Arms
  Development Center:
  Series 1992-A,
    9.750% 08/01/19                               315,000        407,531
  Series 1992-C,
    9.750% 08/01/19                               315,000        407,531
                                                            ------------
                                                               3,371,606
                                                            ------------

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------

OTHER REVENUE - 2.2%
HOTELS - 1.4%
PA Philadelphia Authority for Industrial
  Development, Doubletree Project,
    6.500% 10/01/27                            $2,000,000   $  1,997,500
                                                            ------------

RECREATION - 0.4%
NM Red River Sports Facility, Red River Ski
  Area Project,
  Series 1998,
    6.450% 06/01/07                               535,000        524,300
                                                            ------------

RETAIL - 0.4%
OH Lake County, North Madison Properties,
  Series 1993,
    8.819% 09/01/11                               545,000        545,000
                                                            ------------
------------------------------------------------------------------------

RESOURCE RECOVERY - 4.1%
DISPOSAL - 2.2%
CT State Development Authority, Sewer Sludge
  Disposal Facilities,
  Series 1996,
    8.250% 12/01/06                               770,000        865,288
MA State Industrial Finance Agency:
  Peabody Monofill Associates, Inc.,
  Series 1995,
    9.000% 09/01/05                               670,000        703,500
  Massachusetts Environmental Services,
    Series 1994 A,
    8.750% 11/01/21(d)                            980,000        490,000
UT Carbon County, Laidlaw Environmental,
  Series A,
    7.450% 07/01/17                             1,000,000        982,500
                                                            ------------
                                                               3,041,288
                                                            ------------
RESOURCE RECOVERY - 1.9%
MA State Industrial Finance Agency, Ogden
  Hill Project,
  Series 1998 A,
    5.500% 12/01/13                               500,000        486,360
PA Delaware County Industrial Development
  Authority,
  Series A,
    6.200% 07/01/19                             2,225,000      2,186,063
                                                            ------------
                                                               2,672,423
                                                            ------------

See notes to investment portfolio.

May 31, 2001 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
TAX-BACKED - 4.8%
LOCAL APPROPRIATED - 0.9%
MO St. Louis Industrial Development
  Authority, St. Louis Convention Center,
  Series 2000,
    (b) 07/15/18                               $3,000,000   $  1,182,870
                                                            ------------

SPECIAL PROPERTY TAX - 3.9%
CA Carson,
  Series 1992,
    7.375% 09/02/22                               900,000        939,375
CA Pleasanton Joint Powers Financing
  Reassurement Subordinated Revenue,
  Series 1993-B,
    6.750% 09/02/17                             1,740,000      1,831,350
FL Lexington Oaks Community Development
  District:
  Series 1998 A,
    6.125% 05/01/19                               280,000        274,400
  Series 1998 B,
    5.500% 05/01/05                               350,000        347,375
  Series 2000 A,
    7.200% 05/01/30                               100,000        103,125
  Series 2000 D,
    6.700% 05/01/07                               150,000        153,188
FL Northern Palm Beach County Improvement
  District, Series 1999,
    5.900% 08/01/19                               500,000        480,625
FL Orlando, Conroy Road Interchange Project,
  Series 1998 A:
    5.500% 05/01/10                               125,000        122,813
    5.800% 05/01/26                               500,000        465,000
FL Stoneybrook Community Development
  District,
  Series 1998 B,
    5.700% 05/01/08                               670,000        663,300
                                                            ------------
                                                               5,380,551
                                                            ------------
------------------------------------------------------------------------
TRANSPORTATION - 11.6%
AIR TRANSPORTATION - 1.8%
IL Chicago O'Hare International Airport,
  United Airlines, Inc.,
  Series 2000 A,
    6.750% 11/01/11                               800,000        822,528

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
NC Charlotte, US Airways, Inc.,
  Series 2000,
    7.750% 02/01/28                            $  500,000   $    495,000
PA Philadelphia Authority for Industrial
  Development, Aero Philadelphia,
  Series 1999,
    5.250% 01/01/09                               450,000        423,000
WA Seattle, Northwest Airlines, Inc.,
    7.250% 04/01/30                               750,000        736,875
                                                            ------------
                                                               2,477,403
                                                            ------------

AIRPORT - 6.6%
MN Minneapolis & St. Paul Metropolitan
  Airports Commission, IFRN (variable rate)
  Series 1999,
    6.100% 01/01/22(e)                          4,900,000      4,730,117
NC Charlotte Airport,
  Series 1999, IFRN (variable rate)
    7.800% 04/20/19(e)                          4,000,000      4,437,920
                                                            ------------
                                                               9,168,037
                                                            ------------

PORTS - 2.2%
WA Port of Seattle,
  Series 2000,
    7.700% 02/01/10(e)                            625,000        746,025
    7.700% 02/01/11(e)                          1,875,000      2,237,738
                                                            ------------
                                                               2,983,763
                                                            ------------

TOLL FACILITIES - 0.5%
CO Public Highway Authority,
  E-470
  Series 2000 B,
    (b) 09/01/35                                8,750,000        700,875
                                                            ------------

TRANSPORTATION - 0.5%
NV State Department of Business & Industry,
  Las Vegas Monorail Project,
  Series 2000,
    7.375% 01/01/40                               750,000        750,938
                                                            ------------

See notes to investment portfolio.
 10

MUNICIPAL BONDS (CONTINUED)                       PAR          VALUE
------------------------------------------------------------------------
UTILITY - 10.5%
INDEPENDENT POWER PRODUCER - 3.4%
MI Midland County Economic Development Corp.,
  Series 2000,
    6.875% 07/23/09                            $  500,000   $    513,125
NY Port Authority of New York & New Jersey,
  KIAC Partners,
  Series 1996 IV,
    6.750% 10/01/11                             1,000,000      1,052,500
PA Economic Development Finance Authority:
  Colver Project,
  Series D,
    7.150% 12/01/18                             1,650,000      1,695,870
Northampton Generating,
  Series A,
    6.500% 01/01/13                             1,000,000        996,710
VA Pittsylvania County Industrial Development
  Authority, Multitrade of Pittsylvania,
  L.P.,
  Series 1994 A,
    7.500% 01/01/14                               500,000        481,875
                                                            ------------
                                                               4,740,080
                                                            ------------

INVESTOR OWNED - 0.2%
CT State Development Authority, Connecticut
  Light & Power Co.,
  Series 1993 B,
    5.950% 09/01/28                               300,000        294,807
                                                            ------------

MUNICIPAL ELECTRIC - 6.3%
TX Lower Colorado River Authority,
  Series 1999,
    7.410% 05/15/21(e)                          7,500,000      7,689,900
WA Seattle,
  Series 2001,
    5.500% 03/01/17                             1,000,000      1,024,161
                                                            ------------
                                                               8,714,061
                                                            ------------
WATER & SEWER - 0.6%
LA Public Facility Belmont Water, Authority,
    9.000% 03/15/24(e)                            585,000        468,000
MS V Lakes Utility District,
    8.250% 07/15/24                               400,000        360,500
                                                            ------------
                                                                 828,500
                                                            ------------
Total Municipal Bonds
  (cost of $139,521,083)                                     133,463,125
                                                            ------------

SHORT-TERM OBLIGATIONS - 1.9%                     PAR          VALUE
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(g) - 1.9%
ID State Housing & Finance Association,
  Balmoral Apartments Project,
  Series 2000,
    3.150% 05/01/32                            $  500,000   $    500,000
IA State Higher Education Loan Authority,
  Grand View College,
  Series 2000,
    3.150% 10/01/25                               500,000        500,000
IA Woodbury County, Siouxland Medical
  Educational Foundation,
  Series 1996,
    3.150% 11/01/16                               100,000        100,000
KS State Development Finance Authority,
  Series 2000,
    3.100% 05/15/26                               300,000        300,000
MN Mankato, Bethany Lutheran College,
  Series 2000 B,
    3.100% 11/01/15                               400,000        400,000
MO State Development Finance Board, St. Louis
  Convention Center,
  Series 2000,
    3.150% 12/01/20                               200,000        200,000
MO State Health & Educational Facilities
  Authority Washington University of St.
  Louis,
  Series 1996 D,
    3.050% 09/01/30                               500,000        500,000
OH Columbus,
  Series 1995 I,
    2.850% 06/01/16                               100,000        100,000
TX Brazos River Authority, Monsanto Co.,
  Series 1990,
    3.150% 09/01/02                               100,000        100,000
                                                            ------------
Total Short-Term Obligations
  (cost of $2,700,000)                                         2,700,000
                                                            ------------
Total Investments
  (cost of $142,221,083)(h)                                  136,163,125
                                                            ------------
OTHER ASSETS AND LIABILITIES,   NET - 1.7%                     2,292,022
------------------------------------------------------------------------

NET ASSETS - 100.0%                                         $138,455,147
                                                            ============

See notes to investment portfolio.

May 31, 2001 (Unaudited)

NOTES TO INVESTMENT PORTFOLIO:

(a) Denotes restricted securities, which are subject to restrictions on resale under Federal Securities laws. At May 31, 2001, these securities amount to $6,562,469, which represent 4.7% of net assets.

Additional information on each restricted security held at May 31, 2001, is as follows:

                                               ACQUISITION   ACQUISITION
SECURITY                                          DATE          COST
------------------------------------------------------------------------
CA Statewide Communities
  Development Authorities                       08/21/98     $1,155,000
CA Abag Finance Authority for
  Nonprofits Corps.,                            07/30/98        745,635
CA Abag Finance Authority for
  Nonprofits Corps.,                            07/30/98        540,875
MI State Strategic Fund, Michigan
  Sugar Co.,                                    11/02/98      1,000,000
Resolution Trust Corp., Pass
  Through Certificates                          08/27/93      2,138,015
Resolution Trust Corp., Pass
  Through Certificates                          11/12/93      1,403,590
MI Cheboygan County Economic
  Development Corp., Metro Health Foundation
  Project                                       02/25/93        600,000

(b) Zero coupon bond.

(c) These securities, or portion thereof, with a total market value of $4,015,973, are being used to collateralize open futures contracts.

(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2001, the value of these securities amounted to $22,647,825, which represents 16.4% of net assets.

(f) The Fund has been informed that each has placed direct obligations of the US Government in an irrevocable trust, solely for the payment of the principal interest.

(g) Variable rate demand notes are considered short-term obligations. interest rate change periodically on specified dates. These securities are payable on demand and are secured by either letters of credits or other credit support agreements from banks. The rates listed are as of May 31, 2001.

(h) Cost for federal income tax purposes is the same.

Long futures contracts open on May 31, 2001:

                                                   UNREALIZED
                        PAR VALUE                 APPRECIATION/
                       COVERED BY    EXPIRATION   DEPRECIATION
TYPE                    CONTRACTS      MONTH       AT 5/31/01
---------------------------------------------------------------
Treasury Bond          $17,800,000     June         $(524,747)
10 Year Note            12,300,000     June           114,661
                                                    ---------
                                                    $(410,086)
                                                    ---------

Short futures contracts open on May 31, 2001:

                                                   UNREALIZED
                        PAR VALUE                 APPRECIATION/
                       COVERED BY    EXPIRATION   DEPRECIATION
TYPE                    CONTRACTS      MONTH       AT 5/31/01
---------------------------------------------------------------
Municipal bond         $ 5,100,000     June         $ 35,494
Municipal bond             600,000   September        (3,970)
                                                    --------
                                                    $ 31,524
                                                    --------

  Acronym               Name
  -------    --------------------------
   IFRN      Inverse Floating Rate Note

See notes to financial statements.

 STATEMENT OF ASSETS & LIABILITIES

May 31, 2000 (Unaudited)

ASSETS
Investments, at value (cost
  of $142,221,083)                          $136,163,125
Cash                                              70,597
Receivable for:
  Interest                                     2,906,599
  Fund shares sold                               274,062
  Investment sold                                205,279
  Variation margin on
    futures contracts                             31,387
Other assets                                      13,516
                                            ------------
    Total Assets                             139,664,565
LIABILITIES
Payable for:
  Investments purchased       $  728,479
  Distributions                  222,197
  Fund shares repurchased         59,025
  Management fee                  65,782
  Transfer agent fee              21,200
  Bookkeeping fee                  4,828
  Trustees' fee                    2,400
  Custody fee                        273
  Deferred Trustees' fee          12,121
Other liabilities                 93,113
                              ----------
    Total Liabilities                          1,209,418
                                            ------------
NET ASSETS                                  $138,455,147
                                            ------------
                                            ------------
COMPOSITION OF NET ASSETS
Paid in capital                              152,920,777
Overdistributed net investment income            (47,412)
Accumulated net realized
  loss                                        (7,981,698)
Net unrealized depreciation
  on:
  Investments                                 (6,057,958)
  Open future contracts                         (378,562)
                                            ------------
NET ASSETS                                  $138,455,147
                                            ------------
                                            ------------
Net asset value and
  redemption price per
  share -- Class A
  ($64,884,022/6,904,627)                   $       9.40(a)
                                            ------------
                                            ------------
Maximum offering price per
  share -- Class A
  ($9.40/0.9525)                            $       9.87(b)
                                            ------------
                                            ------------
Net asset value and offering
  price per share -- Class B
  ($70,074,009/7,456,946)                   $       9.40(a)
                                            ------------
                                            ------------
Net asset value and offering
  price per share -- Class C
  ($3,497,116/372,146)                      $       9.40(a)
                                            ------------
                                            ------------

 STATEMENT OF OPERATIONS

For the Six Months ended May 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest income                               $4,862,388
EXPENSES
Management fee                  $  387,645
Service fees                       173,552
Distribution fee -- Class B        307,697
Distribution fee -- Class C         11,934
Transfer agent                     126,929
Bookkeeping fee                     29,047
Trustees' fees                       4,732
Custody fee                          1,638
Other expenses                      59,999
                                ----------
    Total Expenses               1,103,173
Fees waived by the
  Distributor -- Class C            (2,388)
  Net Expenses                                 1,100,785
                                              ----------
    Net Investment Income                      3,761,603
                                              ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                     (763,071)
  Closed futures contracts        (173,071)
                                ----------
  Net realized loss                             (936,142)
Net change in unrealized
  appreciation/depreciation
  on:
  Investments                    1,979,518
  Open futures contracts          (354,720)
                                ----------
  Net change in unrealized
    appreciation/depreciation                  1,624,798
                                              ----------
  Net Gain                                       688,656
                                              ----------
Increase in Net Assets from Operations        $4,450,259
                                              ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

 STATEMENT OF CHANGE IN NET ASSETS

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                               MAY 31, 2001      NOVEMBER 30, 2000
---------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                           $  3,761,603        $  8,565,929
Net realized loss on investments and futures contracts              (936,142)         (2,862,866)
Net change in unrealized appreciation/depreciation on
  investments and future contracts                                 1,624,798          (2,039,477)
                                                                ------------        ------------
  Net Increase from Operations                                     4,450,259           3,663,586
                                                                ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income -- Class A                             (1,481,740)         (3,318,028)
From net investment income -- Class B                             (2,000,171)         (4,861,556)
From net investment income -- Class C                                (79,580)           (139,522)
                                                                ------------        ------------
  Total Distributions to Shareholders                             (3,561,491)         (8,319,106)
                                                                ------------        ------------
SHARE TRANSACTIONS:
Subscriptions -- Class A                                          19,435,722          10,623,214
Distribution reinvested -- Class A                                   690,030           1,420,796
Redemptions -- Class A                                            (6,186,960)        (24,239,264)
                                                                ------------        ------------
  Net Increase (Decrease) -- Class A                              13,938,792         (12,195,254)
                                                                ------------        ------------
Subscriptions -- Class B                                           4,094,140           8,558,778
Distribution reinvested -- Class B                                   865,911           2,114,834
Redemptions -- Class B                                           (20,285,122)        (33,817,298)
                                                                ------------        ------------
  Net Decrease -- Class B                                        (15,325,071)        (23,143,686)
                                                                ------------        ------------
Subscriptions -- Class C                                           1,038,543           1,415,510
Distribution reinvested -- Class C                                    30,947              73,319
Redemptions -- Class C                                              (776,675)         (1,198,526)
                                                                ------------        ------------
  Net Increase -- Class C                                            292,815             290,303
                                                                ------------        ------------
  Net Decrease from Shares Transactions                           (1,093,464)        (35,048,637)
                                                                ------------        ------------
  Net Decrease in Net Assets                                        (204,696)        (39,704,157)
NET ASSETS
Beginning of period                                              138,659,843         178,364,000
                                                                ------------        ------------
End of period (net of overdistributed net investment income
  of $47,412 and $247,524, respectively)                        $138,455,147        $138,659,843
                                                                ============        ============
CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions -- Class A                                           2,066,228           1,140,950
Issued in reinvestment of distributions -- Class A                    73,141             151,275
Redemptions -- Class A                                              (656,636)         (2,593,958)
                                                                ------------        ------------
  Net Increase (Decrease) -- Class A                               1,482,733          (1,301,733)
                                                                ------------        ------------
Subscriptions -- Class B                                             433,476             922,569
Issued in reinvestment of distributions -- Class B                    91,760             221,539
Redemptions -- Class B                                            (2,156,992)         (3,627,245)
                                                                ------------        ------------
  Net Decrease -- Class B                                         (1,631,756)         (2,483,137)
                                                                ------------        ------------
Subscriptions -- Class C                                             110,457             152,750
Issued in reinvestment of distributions -- Class C                     3,279               7,427
Redemptions -- Class C                                               (82,343)           (128,863)
                                                                ------------        ------------
  Net Increase -- Class C                                             31,393              31,314
                                                                ------------        ------------
  Net Decrease in Shares of Beneficial Interest                     (117,630)          3,753,556
                                                                ============        ============

See notes to financial statements.
 14

 NOTES TO FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty High Yield Municipal Fund (the "Fund") is a diversified portfolio of Liberty Funds Trust IV, Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Fund currently has not determined the impact of the adoption of the new accounting policy.

May 31, 2001 (Unaudited)

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and is responsible for furnishing accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average net assets of the Fund, Liberty Tax-Exempt Fund and Liberty Tax-Exempt Insured Fund as follows:

Average Net Assets                      Annual Fee Rate
------------------                      ---------------
First $1 billion                             0.60%
Next $2 billion                              0.55%
Next $1 billion                              0.50%
Over $4 billion                              0.45%

BOOKKEEPING FEE:

The Advisor is responsible for providing bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended May 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $10,913 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $6, $86,958 and $350 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended May 31, 2001, purchases and sales of investments other than short-term obligations were $253,539,429 and $285,464,104, respectively.

Unrealized appreciation (depreciation) at May 31, 2001, based on cost of investments was:

    Gross unrealized appreciation           $ 3,706,850
    Gross unrealized depreciation            (9,764,808)
                                            ===========
         Net unrealized depreciation        $(6,057,958)
                                            ===========

CAPITAL LOSS CARRYFORWARDS:

At November 30, 2000, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

Year of expiration               Capital loss carryforward
------------------               -------------------------
2003                                    $  684,000
2005                                     1,526,000
2007                                     1,932,000
2008                                     2,738,000
                                        ==========
                                        $6,880,000
                                        ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

May 31, 2001 (Unaudited)

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending banks base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 2001.

 FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                    SIX MONTHS ENDED
                                                                MAY 31, 2001 (UNAUDITED)
                                                              -----------------------------
                                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD
INCOME FROM INVESTMENT OPERATIONS:                            $ 9.34     $ 9.34     $  9.34
                                                              -------    -------    -------
Net investment income(a)                                        0.28       0.24        0.25
Net realized and unrealized gain (loss) on investments and
  futures contracts                                             0.04       0.05        0.05
                                                              -------    -------    -------
Total from Investment Operations                                0.32       0.29        0.30
                                                              -------    -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.26)     (0.23)      (0.24)
                                                              -------    -------    -------
NET ASSET VALUE -- END OF PERIOD                              $ 9.40     $ 9.40     $  9.40
                                                              -------    -------    -------
Total return(b)(c)                                             3.49%      3.12%       3.20%(d)
                                                              =======    =======    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(e)                                                    1.13%      1.88%       1.73%
Net investment income(e)                                       5.89%      5.14%       5.29%
Waiver/reimbursement(e)                                           --         --       0.15%
Portfolio turnover(c)                                            23%        23%         23%
Net assets at end of period (000)                             $64,884    $70,074    $ 3,497

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initials sale charge or contingent deferred sales charge.
(c)  Not annualized.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                              YEAR ENDED NOVEMBER 30, 2000
                                                              -----------------------------
                                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 9.59     $ 9.59     $  9.59
                                                              -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(e)                                        0.57       0.50        0.51(a)
Net realized and unrealized loss                               (0.26)     (0.26)      (0.26)
                                                              -------    -------    -------
Total from Investment Operations                                0.31       0.24        0.25
                                                              -------    -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.56)     (0.49)      (0.50)
                                                              -------    -------    -------
NET ASSET VALUE -- END OF PERIOD                              $ 9.34     $ 9.34     $  9.34
                                                              -------    -------    -------
Total return(b)                                                3.36%      2.59%       2.74%(c)
                                                              =======    =======    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(d)                                                    1.14%      1.89%       1.74%(a)
Net investment income(d)                                       6.11%      5.36%       5.51%(a)
Portfolio turnover                                               17%        17%         17%
Net assets at end of period (000)                             $50,622    $84,857    $ 3,181

(a) Net of fees waived by the Distributor which amounted to $0.014 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

                                                               YEAR ENDED NOVEMBER 30, 1999
                                                              ------------------------------
                                                              CLASS A    CLASS B     CLASS C
--------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $10.58     $  10.58    $ 10.58
                                                              -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.55         0.47       0.48(a)
Net realized and unrealized loss                               (0.99)       (0.99)     (0.99)
                                                              -------    --------    -------
Total from Investment Operations                               (0.44)       (0.52)     (0.51)
                                                              -------    --------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.55)       (0.47)     (0.48)
                                                              -------    --------    -------
NET ASSET VALUE -- END OF PERIOD                              $ 9.59     $   9.59    $  9.59
                                                              -------    --------    -------
Total return(b)                                                (4.36)%      (5.08)%    (4.94)%(c)
                                                              =======    ========    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(d)                                                    1.13%        1.88%      1.73%(a)
Net investment income(d)                                       5.35%        4.60%      4.75%(a)
Portfolio turnover                                               50%          50%        50%
Net assets at end of period (000)                             $64,458    $110,939    $ 2,967

(a) Net of fees waived by the Distributor which amounted to $0.015 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                               YEAR ENDED NOVEMBER 30, 1998
                                                              ------------------------------
                                                              CLASS A    CLASS B     CLASS C
--------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $10.34     $  10.34    $ 10.34
                                                              -------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.56         0.48       0.50(a)
Net realized and unrealized gain                                0.26         0.26       0.26
                                                              -------    --------    -------
Total from Investment Operations                                0.82         0.74       0.76
                                                              -------    --------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.56)       (0.49)     (0.50)
In excess of net investment income                             (0.02)       (0.01)     (0.02)
                                                              -------    --------    -------
Total Distributions Declared to Shareholders                   (0.58)       (0.50)     (0.52)
                                                              -------    --------    -------
NET ASSET VALUE -- END OF PERIOD                              $10.58     $  10.58    $ 10.58
                                                              -------    --------    -------
Total return(b)                                                8.11%        7.29%      7.45%(c)
                                                              =======    ========    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(d)                                                    1.07%        1.82%      1.67%(a)
Net investment income(d)                                       5.37%        4.62%      4.77%(a)
Portfolio turnover                                               36%          36%        36%
Net assets at end of period (000)                             $64,749    $130,691    $ 2,629

(a) Net of fees waived by the Distributor which amounted to $0.016 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                YEAR ENDED NOVEMBER 30, 1997
                                                              ---------------------------------
                                                              CLASS A    CLASS B     CLASS C(A)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $10.16     $  10.16     $ 10.32
                                                              -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.59         0.51        0.17
Net realized and unrealized gain                                0.19         0.19        0.02(b)
                                                              -------    --------     -------
Total from Investment Operations                                0.78         0.70        0.19
                                                              -------    --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.59)       (0.51)      (0.17)
In excess of net investment income                             (0.01)       (0.01)         --
                                                              -------    --------     -------
Total Distributions Declared to Shareholders                   (0.60)       (0.52)      (0.17)
                                                              -------    --------     -------
NET ASSET VALUE -- END OF PERIOD                              $10.34     $  10.34     $ 10.34
                                                              -------    --------     -------
Total return(c)                                                7.95%        7.15%       1.90%(d)
                                                              =======    ========     =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(e)                                                    1.11%        1.86%       1.72%(f)
Net investment income(e)                                       5.83%        5.08%       5.14%(f)
Portfolio turnover                                               23%          23%         23%(d)
Net assets at end of period (000)                             $52,847    $142,287     $   341

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                  YEAR ENDED
                                                               NOVEMBER 30, 1996
                                                              -------------------
                                                              CLASS A    CLASS B
---------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $10.23     $  10.23
                                                              -------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.62         0.55
Net realized and unrealized loss                               (0.05)       (0.05)
                                                              -------    --------
Total from Investment Operations                                0.57         0.50
                                                              -------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.64)       (0.57)
                                                              -------    --------
NET ASSET VALUE -- END OF PERIOD                              $10.16     $  10.16
                                                              -------    --------
Total return(a)                                                5.86%        5.07%
                                                              =======    ========
RATIOS TO AVERAGE NET ASSETS:
Expenses(b)                                                    1.10%        1.85%
Net investment income(b)                                       6.19%        5.44%
Portfolio turnover                                                8%           8%
Net assets at end of period (000)                             $37,420    $145,200

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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

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

 TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBOLD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty High Yield Municipal Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty High Yield Municipal Fund

                               GIVE ME LIBERTY.(R)


LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. Liberty offers a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.


LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty High Yield Municipal Fund  Semiannual Report, May 31, 2001

[LIBERTY FUNDS LETTERHEAD]

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